Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments carried at fair value	$ 1,097,661	$ 814,530	$ 1,097,661
Other long-term investments
Equity-method investees	50,486	30,492	$ 50,486
Notes receivable from equity-method investees	9,997	101,416
Other	2,247	3,870
Other long-term investments	62,730	135,778
Less: current portion	(1,347)	(1,407)
Other long-term investments	61,383	134,371
Atlantica
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments carried at fair value	1,018,837	814,530
AYES Canada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term investments carried at fair value	78,824	0
Amherst Island Wind Project
Other long-term investments
Equity-method investees	0	7,655
San Antonio Water System
Other long-term investments
Equity-method investees	18,231	0
Red Lily I Wind Facility
Other long-term investments
Equity-method investees	17,284	15,705
AAGES
Other long-term investments
Equity-method investees	1,299	2,622
Other
Other long-term investments
Equity-method investees	$ 13,672	$ 4,510